LONG-TERM DEBT (2015 Credit Facilities) - Additional Information (Detail)			12 Months Ended
	Jun. 29, 2015 USD ($)	Jun. 29, 2015 HKD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 HKD	Jun. 29, 2015 HKD
Long-Term Debt [Line Items]
Total outstanding borrowings			$ 3,962,705,000	$ 3,902,781,000
Costs associated with debt modification			7,603,000	0	$ 10,538,000
2015 Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 1,750,000,000						HKD 13,650,000,000
Voluntary prepayments, minimum amount	20,566,000	HKD 160,000,000
Limit of net other insurance proceeds in excess of which will be subject to mandatory prepayment requirements	$ 50,000,000
Net assets restricted from distribution			3,825,000,000
Loan commitment fees recognized			3,100,000
Total outstanding borrowings			501,285,000	$ 0		HKD 3,900,000,000
Costs associated with debt modification			592,000
Costs capitalized as deferred finance costs			$ 46,507,000
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Initial Interest Period [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	1.75%	1.75%
Initial interest period, description	For the six months from June 29, 2015	For the six months from June 29, 2015
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Minimum [Member] | After Initial Interest Period [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	1.25%	1.25%
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Maximum [Member] | After Initial Interest Period [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	2.50%	2.50%
2015 Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 1,250,000,000						9,750,000,000
Maturity date			Jun. 29, 2020
Amount drawn down as of the date			$ 0			0
Amount available for future drawdown			$ 1,250,000,000			HKD 9,750,000,000
2015 Credit Facilities [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	500,000,000						3,900,000,000
Maturity date			Jun. 29, 2021
Amount drawn down as of the date	500,000,000						HKD 3,900,000,000
2015 Credit Facilities [Member] | Incremental Facilities [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 1,300,000,000
Amount drawn down as of the date			$ 0